STOCK-BASED COMPENSATION - Vallon - Q1 - Assumptions Used to Estimate Fair Value of Options (Details) - GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)	3 Months Ended
Mar. 31, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility (as a percent)	88.65%
Expected term in years	6 years 21 days
Dividend rate	0.00%
Risk-free interest rate	1.95%
Fair value of option on grant date (in usd per share)	$ 128.70